Note 12. Subsequent Events	12 Months Ended
Dec. 31, 2014
Subsequent Events [Abstract]
Subsequent Events [Text Block]
Note 12. Subsequent Events

On January 12, 2015, the holders of the note signed on April 1, 2013 converted $300 of principal and accrued interest into 30,000 shares of common stock at a rate of $0.01 per share.

On January 14, 2015, the holders of the note signed on April 1, 2013 converted $300 of principal and accrued interest into 30,000 shares of common stock at a rate of $0.01 per share.

On January 27, 2015, the holders of the note signed on April 1, 2013 converted $320 of principal and accrued interest into 32,000 shares of common stock at a rate of $0.01 per share.

On February 6, 2015, the holders of the note signed on April 1, 2013 converted $350 of principal and accrued interest into 35,000 shares of common stock at a rate of $0.01 per share.

On February 16, 2015, the holders of the note signed on April 1, 2013 converted $1,050 of principal and accrued interest into 105,000 shares of common stock at a rate of $0.01 per share.

On February 26, 2015, the holders of the note signed on April 1, 2013 converted $800 of principal and accrued interest into 80,000 shares of common stock at a rate of $0.01 per share.

On March 12, 2015, the holders of the note signed on June 30, 2013 converted $1,900 of principal and accrued interest into 190,000 shares of common stock at a rate of $0.01 per share.

On April 1, 2015, the holders of the note signed on June 30, 2013 converted $2,000 of principal and accrued interest into 200,000 shares of common stock at a rate of $0.01 per share.

On March 5, 2015 (“Closing Date”), GTSO signed an asset purchase agreement (the “Agreement”) to acquire an approximately 1,300 square foot Class 5 clean room (the “Clean Room”). The Company expects to install the Clean Room in Colorado where it will serve as a center for hygienic testing and quality control services to cannabis growers and retailer. GTSO will pay a total of $2,500,000 for the Clean Room. $250,000 will be paid in cash installments of (i) $25,000 on the Closing Date; (ii) $25,000 payable 10 days after the Closing Date; and (iii) four monthly installments of $50,000 beginning 30 days after the second payment. The remaining $2,250,000 will be payable in common stock of the Company. The Company issued 3,000,000 shares of its common stock immediately in satisfaction of this requirement. These 3,000,000 shares will be registered for resale by the selling shareholder.

GTSO is required to prepare and file a registration statement with the Securities and Exchange Commission to register the shares underlying this agreement within 30 days after the Closing Date and to use its best efforts to cause that registration statement to be declared effective within 270 days.